Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Operations [Abstract]
Net sales to non-affiliates	$ 776.7	$ 837.7	$ 911.5
Net sales to affiliates	0.8	2.4	9.1
Cost of goods sold	700.4	761.1	838.9
Gross profit	77.1	79.0	81.7
Operating expenses (income):
Marketing and administration	81.3	84.8	105.1
Research and development	30.2	34.8	37.0
Restructuring charges (reversals) (see Note 4)	6.8	(22.9)	(75.0)
Loss on sale / receipt of property, plant, and equipment (see Note 6)	0.0	4.7	0.0
Long-lived asset impairment charges (see Note 4)	60.7	59.4	33.6
Operating loss	(101.9)	(81.8)	(19.0)
Non-operating expenses (income):
Interest expense	18.2	9.2	0.8
Interest income	(0.4)	(0.5)	(0.5)
Interest, net - affiliates		(0.1)	(4.1)
Other, net	(9.8)	(2.6)	(3.9)
Total non-operating expenses (income)	8.0	6.0	(7.7)
Loss before income tax expense	(109.9)	(87.8)	(11.3)
Income tax expense	26.1	2.6	44.0
Loss before equity in loss of equity method investments	(136.0)	(90.4)	(55.3)
Equity in loss of equity method investments, net of tax	(0.7)	(0.6)	0.0
Net loss	(136.7)	(91.0)	(55.3)
Net loss (income) attributable to noncontrolling interests		0.8	(2.4)
Net loss attributable to SunEdison Semiconductor Limited shareholders	$ (136.7)	$ (90.2)	$ (57.7)
Basic loss per share (see Note 10)	$ (3.28)	$ (2.17)	$ (1.39)
Diluted loss per share (see Note 10)	$ (3.28)	$ (2.17)	$ (1.39)